ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 98.8%
23,337	Consumer Discretionary Select Sector SPDR Fund					$ 4,098,444
38,439	Industrial Select Sector SPDR Fund					4,671,107
55,379	Invesco S&P 500 Pure Value ETF					4,625,808
104,087	iShares Latin America 40 ETF					2,849,902
57,834	iShares MSCI Japan ETF					3,890,493
20,593	iShares MSCI USA Momentum Factor ETF					3,647,226
30,570	iShares MSCI USA Quality Factor ETF					4,798,267
56,980	iShares S&P 500 Growth ETF					4,629,055
22,373	Technology Select Sector SPDR Fund					4,391,149
18,680	Vanguard Mid-Cap Growth ETF					4,181,331
	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,135,952)					41,782,782

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
52,630	First American Government Obligations Fund, Class X, 5.22%(a) (d) (Cost $53,561)					53,561

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
57	S&P500 EMINI Option	GS	06/21/2024	$ 4,700	$ 14,351,717	$ 62,701
	TOTAL PUT OPTIONS PURCHASED (Cost - $81,850)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $81,850)					62,701

	TOTAL INVESTMENTS - 99.1% (Cost $37,271,363)					$ 41,899,044
	CALL OPTIONS WRITTEN – (0.0)%(c) (Premiums received - $63,963)					(3,938)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%					389,113
	NET ASSETS - 100.0%					$ 42,284,219

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Contracts(b)
	WRITTEN FUTURE OPTIONS – (0.0)% (c)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN – (0.0)%(c)
35	S&P500 EMINI Option	GS	06/21/2024	$ 5,500	$ 8,812,458	$ 3,938
TOTAL CALL OPTIONS WRITTEN (Proceeds - $63,963)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $63,963)					$ 3,938

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.
(b)	Each contract is equivalent to one futures contract.
(c)	Percentage rounds to greater than (0.1)%.
(d)	All or a portion of this investment is a holding of the ADWAT Fund Limited.